Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Oct. 17, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 311,865	$ 311,865		$ 38,019
6 River Systems, Inc.
Business Acquisition [Line Items]
Cash			$ 8,158
Trade and other receivables			2,038
Other current assets			4,394
Property and equipment, net			3,551
Accounts payable and accrued liabilities			(4,056)
Other current liabilities			(8,901)
Deferred tax liability on acquired intangibles			(26,107)
Goodwill			264,527
Total purchase price			393,704
6 River Systems, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired			142,500
6 River Systems, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired			$ 7,600